Property and Equipment	12 Months Ended
Jun. 30, 2014
Property and Equipment
Property and Equipment

(7) Property and Equipment

The major classes of property and equipment are as follows as of June 30:

	Year ended June 30,
	2013	2014
Office equipment	$1,350	$1,449
Computer equipment	4,665	7,726
Furniture and fixtures	1,433	2,317
Automobiles	36	—
Software	3,791	4,963
Leasehold improvements	3,917	6,059
Time clocks rented by clients	1,649	2,360
	16,841	24,874
Accumulated depreciation and amortization	(8,255)	(11,749)
Property and equipment, net	$8,586	$13,125

There were no impairments to property and equipment in any of the periods covered in these financial statements.  Depreciation expense amounted to $1,897, $2,504 and $4,061, for the years ended June 30, 2012, 2013 and 2014, respectively.